Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Other Operating Expense

Description	12/31/2020	12/31/2019	12/31/2018
Turnover tax	11,255,405	13,929,404	14,737,685
For credit cards	4,553,624	4,990,875	5,039,235
Charges for other provisions	1,129,606	1,949,146	2,713,343
Deposit guarantee fund contributions	739,624	784,007	775,917
Taxes	539,793	1,673,874	4,214
Interest on lease liabilities (see note 13.1)	180,785	166,048
Donations	168,550	380,577	222,916
Loss from sale or impairment of investments in properties and non-financial assets	132,382	155,959
Insurance claims	63,090	81,133	138,032
Cost of onerous contracts	7,366
Modification of financial assets (see note 20)		3,902,110
Loss from sale or impairment of property, plant and equipment		61,890
Other	1,706,711	2,013,376	2,254,637

	20,476,936	30,088,399	25,885,979